SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash Segregated for Regulatory Purposes (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash-segregated for regulatory purposes	$ 29,625,645	$ 25,167,014